Events After the End of the Reporting Period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period
Note 30 - Events After the End of the Reporting Period

A.
Acquisition of Aria Energy Ltd.

In February 2024, the Company has completed the acquisition of 80% of the ownership in Aria Energy Ltd., which is engaged in development, construction, ownership and operation of small PV systems for municipal customers in Israel.

B.
Financial closing for two PV projects in Hungary

In March 2024, the Company has entered into a facility agreement with Raiffeisen Bank ZRT and Raiffeisen Bank International AG for financing two PV projects in Hungary. The total amount of the loan facility for the two projects is EUR 37.6 million.

C.	First investments through energy transition technology fund

In January 2024, the Company leveraged its newly established energy transition technology fund, formed in 2023, to make its first two investments in two technology companies. These investments, totaling USD 6 million, targeted the areas of battery technology and grid optimization.